Segment Reporting Disclosure [Text Block] (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Segment Reporting Information, by Segment [Table Text Block]

Financial information for our reportable operating segments is summarized as follows.

Year ended December 31, ($ in millions)	Automotive Finance operations	Insurance operations	Mortgage operations	Corporate and Other (a)	Consolidated (b)
2013
Net financing revenue (loss)	$3,159	$57	$76	$(513)	$2,779
Other revenue	268	1,196	—	20	1,484

Total net revenue (loss)	3,427	1,253	76	(493)	4,263
Provision for loan losses	494	—	13	(6)	501
Total noninterest expense	1,662	999	321	423	3,405

Income (loss) from continuing operations before income tax expense	$1,271	$254	$(258)	$(910)	$357

Total assets	$109,312	$7,124	$8,168	$26,563	$151,167

2012
Net financing revenue (loss)	$2,827	$64	$149	$(1,149)	$1,891
Other revenue (loss)	322	1,150	1,159	(57)	2,574

Total net revenue (loss)	3,149	1,214	1,308	(1,206)	4,465
Provision for loan losses	253	—	86	(10)	329
Total noninterest expense	1,507	1,054	627	434	3,622

Income (loss) from continuing operations before income tax expense	$1,389	$160	$595	$(1,630)	$514

Total assets	$128,411	$8,439	$14,744	$30,753	$182,347

2011
Net financing revenue (loss)	$2,530	$62	$205	$(1,673)	$1,124
Other revenue	422	1,336	354	176	2,288

Total net revenue (loss)	2,952	1,398	559	(1,497)	3,412
Provision for loan losses	89	—	123	(51)	161
Total noninterest expense	1,530	1,082	344	472	3,428

Income (loss) from continuing operations before income tax expense	$1,333	$316	$92	$(1,918)	$(177)

Total assets	$112,591	$8,036	$33,906	$29,526	$184,059

(a)	Total assets for the Commercial Finance Group were $1.6 billion, $1.5 billion, and $1.2 billion at December 31, 2013, 2012 and 2011, respectively.

(b)	Net financing revenue after the provision for loan losses totaled $2.3 billion, $1.6 billion, and $1.0 billion for the years ended December 31, 2013, 2012, and 2011, respectively.

Information Concerning Principal Geographic Areas [Table Text Block]

Information concerning principal geographic areas were as follows.

Year ended December 31, ($ in millions)	Revenue (a)	Income (loss) from continuing operations before income tax expense (b)	Net income (loss) (b)	Identifiable assets (c)	Long-lived assets (d)
2013
Canada	$171	$64	$1,266	$704	$—
Europe (e)	(8)	(18)	(88)	1,972	—
Latin America	—	7	300	29	—
Asia-Pacific	1	(2)	117	520	—

Total foreign	164	51	1,595	3,225	—
Total domestic (f)	4,099	306	(1,234)	147,915	17,916

Total	$4,263	$357	$361	$151,140	$17,916

2012
Canada	$233	$48	$295	$13,362	$1
Europe (e)	(28)	(14)	183	10,971	16
Latin America	2	(19)	219	8,050	33
Asia-Pacific	4	3	99	395	—

Total foreign	211	18	796	32,778	50
Total domestic (f)	4,254	496	400	149,542	13,831

Total	$4,465	$514	$1,196	$182,320	$13,881

2011
Canada	$174	$(13)	$436	$15,156	$282
Europe (e)	(42)	(3)	175	9,976	92
Latin America	4	(18)	104	7,647	30
Asia-Pacific	2	—	69	292	—

Total foreign	138	(34)	784	33,071	404
Total domestic (f)	3,274	(143)	(941)	150,470	9,236

Total	$3,412	$(177)	$(157)	$183,541	$9,640

(a)	Revenue consists of net financing revenue and total other revenue as presented in our Consolidated Statement of Income.

(b)	The domestic amounts include original discount amortization of $262 million, $349 million, and $925 million for the years ended December 31, 2013, 2012, and 2011, respectively.

(c)	Identifiable assets consist of total assets excluding goodwill.

(d)	Long-lived assets consist of investment in operating leases, net, and net property and equipment.

(e)	Amounts include eliminations between our foreign operations.

(f)	Amounts include eliminations between our domestic and foreign operations.